Class K [Member] Expense Example - Class K - BLACKROCK HIGH EQUITY INCOME FUND - Class K	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 83
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	490
Expense Example, with Redemption, 10 Years	$ 1,100